Related party transactions - Analysis of Related Party Receivable Balances (Details) $ in Millions		12 Months Ended
	Jul. 01, 2022 rig	Dec. 31, 2022 USD ($) rig	Feb. 23, 2022 USD ($)	Dec. 31, 2021 USD ($)
Related Party Transaction [Line Items]
Allowance for expected credit loss		$ (1)		$ (1)
Total related party receivables		27		28
Amounts due from related parties - current		27	$ 42	28
Amounts due from related parties - non-current		$ 0		0
Number of sale and leaseback rigs | rig	3	3
Related party loans and interest
Related Party Transaction [Line Items]
Total related party receivables, gross		$ 0		9
Trading balances
Related Party Transaction [Line Items]
Total related party receivables, gross		28		20
Total related party receivables		28		$ 29
Sponsor minimum liquidity shortfall | SeaMex
Related Party Transaction [Line Items]
Total related party receivables		$ 8
Interest rate on related party receivable		6.50%